Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 4,418,236	$ 1,246,244
Accounts receivable	1,824,563	1,224,235
Prepaid expenses	96,627	110,258
Inventory	3,394,192	3,668,401
Total current assets	9,733,618	6,249,138
Property, plant and equipment	3,389,994	3,087,893
Intangible assets	607,959	607,959
Total assets	13,731,571	9,944,990
Current
Accounts payable and accrued liabilities	1,638,020	1,312,517
Income tax payable	71,341	466,739
Current portion of lease liability	86,384
Total current liabilities	1,795,745	1,779,256
Long term portion of lease liability	90,551
Total liabilities	1,886,296	1,779,256
Shareholders' Equity
Capital Stock	23,366,542	23,366,542
Reserves	4,238,309	3,892,811
Deficit	(15,759,576)	(19,093,619)
Stockholders' equity	11,845,275	8,165,734
Total liabilities and stockholders' equity	$ 13,731,571	$ 9,944,990